Segmented Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 OperatingSegment Customer	Dec. 31, 2019 Customer	Dec. 31, 2018 Customer
Disclosure Of Operating Segments [Line Items]
Number of operating segments | OperatingSegment	2
Plasma Derived Therapeutics
Disclosure Of Operating Segments [Line Items]
Number of customers derives revenues | Customer	1	2	2
Percentage of revenue from continuing operations	63.00%	97.00%	93.00%
Plasma Derived Therapeutics | Customer One
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from continuing operations		62.00%	57.00%
Plasma Derived Therapeutics | Customer Two
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from continuing operations		35.00%	36.00%